Benefit Plans - Information About the Plan's Funded Status and Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in benefit obligation
Beginning of year	$ (7,215)	$ (5,588)
Service cost	(528)	(389)
Interest cost	(239)	(234)
Actuarial gain (loss)	45	(1,534)
Benefits paid	379	530
End of year	(7,558)	(7,215)
Change in fair value of plan assets
Beginning of year	6,522	6,111
Actual return on plan assets	944	563
Employer contribution	657	378
Benefits paid	(379)	(530)
End of year	7,744	6,522
Funded (unfunded) status at end of year	$ 186	$ (693)